Label	Element	Value
GUGGENHEIM FUNDS TRUST Class R6 | Bloomberg Barclays US Aggregate Bond Index | Guggenheim Limited Duration Fund
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)